Income Taxes - Tax Expense Benefit (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Income Taxes
Current Tax	¥ 354,108	$ 51,341	¥ 413,603	¥ 324,620
Deferred Tax	(87,000)	(12,614)	(119,663)	(66,160)
Total	¥ 267,108	$ 38,727	¥ 293,940	¥ 258,460